INDEPENDENCE LIFE AND ANNUITY COMPANY
SUPPLEMENT DATED SEPTEMBER 6, 2005

TO PROSPECTUS DATED MAY 1, 1995
FOR INDIVIDUAL SINGLE PREMIUM
DEFERRED VARIABLE LIFE INSURANCE POLICY
ISSUED BY INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT

This supplement contains information about the Liberty Asset Allocation Fund, Variable Series (the "Fund").

Nordea Investment Management North America, Inc. is the Fund's investment sub-advisor.

Independence 9/05